Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss and tax credit carryforwards	$ 48,764	$ 24,100
Self-insurance reserves	16,829	16,623
Allowance for doubtful accounts	2,890	2,518
Accrued liabilities	10,461	13,225
Share-based compensation	10,395	11,275
Other	(74)	(51)
Total deferred tax assets	89,265	67,690
Valuation allowance for deferred tax assets	(835)	(835)
Net deferred tax assets	88,430	66,855
Deferred tax liabilities:
Property and equipment	(254,153)	(142,434)
Intangible assets	(36,818)	(32,515)
Total deferred tax liabilities	(290,971)	(174,949)
Net deferred tax liability, net of valuation allowance	$ (202,541)	$ (108,094)